iShares
®
ESG Advanced MSCI EAFE ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  6 .4%
ASX Ltd. .............................. 24,042 $ 798,587
Brambles Ltd. ........................... 143,809 1,712,721
CAR Group Ltd. .......................... 37,612 670,772
Cochlear Ltd. ........................... 6,704 482,878
Commonwealth Bank of Australia .............. 179,479 21,271,005
Computershare Ltd. ....................... 57,348 1,421,033
CSL Ltd. ............................... 52,250 3,628,823
Evolution Mining Ltd. ...................... 219,652 1,935,009
Goodman Group ......................... 212,457 4,827,986
Lynas Rare Earths Ltd.
(a)
.................... 96,180 1,322,329
Macquarie Group Ltd. ...................... 39,571 6,785,600
Northern Star Resources Ltd. ................. 147,162 2,005,909
PLS Group Ltd.
(a)
......................... 334,993 1,559,729
Pro Medicus Ltd. ......................... 6,109 580,751
Qantas Airways Ltd. ....................... 75,935 513,818
QBE Insurance Group Ltd. .................. 161,332 2,621,734
REA Group Ltd. .......................... 5,937 635,105
Scentre Group ........................... 531,636 1,460,566
Sigma Healthcare Ltd. ..................... 554,604 1,169,950
Sonic Healthcare Ltd. ...................... 46,407 649,783
Stockland .............................. 243,967 717,012
Suncorp Group Ltd. ....................... 121,057 1,509,683
Transurban Group ........................ 330,167 3,551,021
Vicinity Ltd. ............................. 372,779 676,697
Westpac Banking Corp. .................... 371,310 9,600,443
Xero Ltd.
(a)
............................. 17,393 945,111
73,054,055
a
Austria  —  0 .5%
BAWAG Group AG
(b)
....................... 7,830 1,404,084
Erste Group Bank AG ...................... 33,231 3,961,045
Raiffeisen Bank International AG .............. 13,810 792,734
6,157,863
a
Belgium  —  1 .4%
Ageas SA/N.V. .......................... 16,253 1,259,311
Argenx SE
(a)
............................ 6,686 5,589,052
D'ieteren Group .......................... 2,123 423,515
Elia Group SA/N.V. , Class B ................. 4,670 725,935
KBC Group N.V. ......................... 25,060 3,325,483
Lotus Bakeries N.V. ....................... 44 563,897
Sofina SA .............................. 1,709 443,469
UCB SA ............................... 13,028 3,825,367
16,156,029
a
Denmark  —  0 .9%
Coloplast A.S. , Class B ..................... 12,059 740,293
Demant A.S.
(a) (c)
.......................... 8,758 340,545
Genmab A.S.
(a)
.......................... 6,594 1,728,443
Novonesis Novozymes B ................... 37,362 2,170,660
Pandora A.S. ........................... 7,887 738,133
ROCKWOOL A.S. , Class B .................. 10,722 335,707
Tryg A.S. .............................. 31,588 742,472
Vestas Wind Systems A.S. .................. 102,730 2,882,383
9,678,636
a
Finland  —  1 .4%
Elisa OYJ .............................. 14,999 719,387
Kesko OYJ , Class B ....................... 28,544 691,843
Kone OYJ , Class B ....................... 35,350 2,112,892
Metso OYJ ............................. 68,798 1,312,337
Nokia OYJ ............................. 539,729 7,927,420
Orion OYJ , Class B ....................... 11,577 966,990
Security Shares Value
a
Finland (continued)
Sampo OYJ , Class A ...................... 259,729 $ 2,741,323
16,472,192
a
France  —  7 .8%
Air Liquide SA ........................... 62,312 12,872,634
Amundi SA
(b)
............................ 8,541 832,698
AXA SA ............................... 172,496 7,954,367
Ayvens SA
(b)
............................ 33,963 455,521
BioMerieux ............................. 4,448 384,688
Bouygues SA ........................... 21,216 1,241,406
Bureau Veritas SA ........................ 34,240 1,035,668
Capgemini SE ........................... 16,257 1,931,410
Covivio SA ............................. 4,872 312,920
Dassault Systemes SE ..................... 72,621 1,593,262
Eiffage SA ............................. 7,409 1,072,284
EssilorLuxottica SA ....................... 32,301 6,528,665
Eurofins Scientific SE ...................... 11,984 871,788
Euronext N.V.
(b)
.......................... 9,019 1,465,674
Gecina SA ............................. 3,263 278,922
Getlink SE ............................. 25,105 549,339
Hermes International SCA ................... 2,822 5,273,549
Ipsen SA .............................. 3,609 659,253
Klepierre SA ............................ 20,431 833,456
Legrand SA ............................ 27,658 4,753,847
Orange SA ............................. 198,703 4,155,991
Publicis Groupe SA ....................... 24,737 2,406,638
Rexel SA .............................. 23,098 986,363
Sartorius Stedim Biotech .................... 3,309 685,424
Schneider Electric SE ...................... 58,900 18,499,493
Societe Generale SA ...................... 68,604 5,702,441
Sodexo SA ............................. 8,101 444,489
STMicroelectronics N.V. .................... 67,747 4,636,126
Unibail-Rodamco-Westfield .................. 10,958 1,266,735
89,685,051
a
Germany  —  7 .6%
adidas AG ............................. 17,360 3,353,179
Allianz SE , Registered ..................... 40,843 18,099,810
Beiersdorf AG ........................... 10,235 822,863
Commerzbank AG ........................ 69,408 2,987,863
CTS Eventim AG & Co. KGaA ................ 6,190 446,841
Daimler Truck Holding AG ................... 48,579 2,377,038
Deutsche Boerse AG ...................... 19,794 5,702,879
Deutsche Lufthansa AG , Registered ............ 64,979 646,056
Fresenius SE & Co. KGaA ................... 44,367 1,873,443
Hannover Rueck SE ....................... 6,369 1,719,886
Henkel AG & Co. KGaA .................... 9,959 722,313
Hensoldt AG
(c)
........................... 6,464 671,091
Infineon Technologies AG ................... 139,871 13,261,936
Knorr-Bremse AG ........................ 7,149 863,623
Merck KGaA ............................ 13,839 2,107,597
MTU Aero Engines AG ..................... 5,801 2,116,415
Nemetschek SE .......................... 5,412 389,715
QIAGEN N.V. ........................... 22,897 844,311
Rational AG ............................ 610 466,741
SAP SE ............................... 111,931 20,247,690
Scout24 SE
(b)
........................... 7,483 629,361
Siemens Healthineers AG
(b)
.................. 36,619 1,487,667
Symrise AG , Class A ...................... 14,254 1,310,188
Talanx AG .............................. 6,132 733,487
Vonovia SE ............................. 76,358 1,903,121
Zalando SE
(a) (b)
.......................... 22,504 608,844
86,393,958
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hong Kong  —  2 .7%
AIA Group Ltd. .......................... 1,145,800 $ 12,019,184
BOC Hong Kong Holdings Ltd. ................ 427,500 2,612,167
Futu Holdings Ltd. , ADR .................... 5,884 612,348
HKT Trust & HKT Ltd. , Class SS ............... 485,000 748,829
Hong Kong Exchanges & Clearing Ltd. .......... 81,900 4,181,811
Link REIT .............................. 320,200 1,650,570
MTR Corp. Ltd. .......................... 207,500 834,924
Sino Land Co. Ltd. ........................ 540,000 813,750
SITC International Holdings Co. Ltd. ............ 158,000 699,108
Sun Hung Kai Properties Ltd. ................. 151,000 2,536,004
Swire Pacific Ltd. , Class A ................... 53,500 556,742
Techtronic Industries Co. Ltd. ................. 155,500 2,308,489
WH Group Ltd.
(b)
......................... 954,000 1,100,950
Wharf Real Estate Investment Co. Ltd. .......... 223,000 683,439
31,358,315
a
Ireland  —  0 .6%
AIB Group PLC .......................... 220,416 2,593,832
Bank of Ireland Group PLC .................. 108,809 2,210,887
Kerry Group PLC , Class A ................... 17,552 1,503,835
6,308,554
a
Israel  —  1 .5%
Azrieli Group Ltd. ......................... 5,791 956,850
Bank Hapoalim BM ....................... 105,912 2,715,612
Bank Leumi Le-Israel BM ................... 157,477 3,984,329
Check Point Software Technologies Ltd.
(a)
........ 9,209 1,243,675
Cyberark Software Ltd.
(a)
.................... 3,498 157,410
Enlight Renewable Energy Ltd.
(a)
.............. 15,882 1,701,604
Israel Discount Bank Ltd. , Class A ............. 128,548 1,423,198
Mizrahi Tefahot Bank Ltd. ................... 18,764 1,437,762
Nova Ltd.
(a)
............................. 3,373 1,754,760
Phoenix Financial Ltd. ..................... 23,857 1,575,692
16,950,892
a
Italy  —  2 .5%
Banca Monte dei Paschi di Siena SpA ........... 204,723 2,201,820
Banco BPM SpA ......................... 119,321 1,874,669
BPER Banca SpA ........................ 168,327 2,278,835
Ferrari N.V. ............................. 12,962 4,453,884
FinecoBank Banca Fineco SpA ............... 67,796 1,654,166
Generali ............................... 87,025 3,919,189
Moncler SpA ............................ 23,833 1,544,926
Poste Italiane SpA ........................ 47,812 1,411,931
Prysmian SpA ........................... 30,139 5,191,952
Telecom Italia SpA
(a)
....................... 1,813,255 1,540,360
Terna - Rete Elettrica Nazionale ............... 159,891 1,837,012
Unipol Assicurazioni SpA .................... 38,390 949,127
28,857,871
a
Japan  —  29 .6%
Advantest Corp. .......................... 78,500 12,834,390
Aeon Co. Ltd. ........................... 231,400 2,021,744
Ajinomoto Co., Inc. ........................ 91,900 2,969,382
ANA Holdings, Inc. ........................ 18,000 337,127
Asahi Kasei Corp. ........................ 129,500 1,452,612
Asics Corp. ............................. 72,000 2,187,214
Astellas Pharma, Inc. ...................... 184,000 2,620,873
Bandai Namco Holdings, Inc. ................. 54,200 1,236,470
Canon, Inc. ............................. 84,400 2,244,569
Capcom Co. Ltd. ......................... 28,900 547,279
Central Japan Railway Co. .................. 79,300 1,734,494
Chiba Bank Ltd. (The) ...................... 59,100 864,067
Chugai Pharmaceutical Co. Ltd. ............... 73,200 3,620,209
Dai Nippon Printing Co. Ltd. ................. 38,800 674,646
Security Shares Value
a
Japan (continued)
Daifuku Co. Ltd. .......................... 33,800 $ 1,545,102
Daiichi Life Group, Inc. ..................... 367,300 3,753,227
Daiichi Sankyo Co. Ltd. ..................... 183,400 3,086,721
Daiwa House Industry Co. Ltd. ................ 58,500 1,591,932
Daiwa Securities Group, Inc. ................. 151,200 1,423,273
Denso Corp. ............................ 181,000 2,153,431
Disco Corp. ............................. 9,300 3,794,724
Eisai Co. Ltd. ........................... 27,000 671,299
FANUC Corp. ........................... 100,300 4,927,903
FUJIFILM Holdings Corp. ................... 118,200 2,457,312
Fujikura Ltd. ............................ 161,500 4,812,781
Fujitsu Ltd. ............................. 181,300 3,861,705
Furukawa Electric Co. Ltd. ................... 7,000 2,281,125
Hankyu Hanshin Holdings, Inc. ................ 22,700 667,467
Hikari Tsushin, Inc. ........................ 1,800 412,818
Hoya Corp. ............................. 36,400 6,181,704
Hulic Co. Ltd. ........................... 40,400 430,977
Ibiden Co. Ltd. ........................... 24,900 3,579,827
Isuzu Motors Ltd. ......................... 52,100 765,431
Japan Exchange Group, Inc. ................. 108,800 1,329,128
Japan Post Bank Co. Ltd. ................... 192,200 3,703,924
Japan Post Holdings Co. Ltd. ................. 180,500 2,340,942
Japan Post Insurance Co. Ltd. ................ 54,500 488,786
JFE Holdings, Inc. ........................ 59,100 631,957
JX Advanced Metals Corp. .................. 58,700 1,448,872
Kajima Corp. ............................ 42,400 1,565,896
Kao Corp. .............................. 49,900 1,911,027
KDDI Corp. ............................. 314,700 5,409,830
Keyence Corp. .......................... 20,300 10,201,458
Kikkoman Corp. .......................... 74,500 651,609
Komatsu Ltd. ........................... 92,300 3,769,319
Konami Group Corp. ...................... 10,300 1,223,501
Kubota Corp. ........................... 104,400 1,854,924
Kyocera Corp. ........................... 125,200 2,737,502
Kyowa Kirin Co. Ltd. ....................... 27,600 433,718
Lasertec Corp. .......................... 8,300 2,098,606
LY Corp. ............................... 278,300 722,697
Makita Corp. ............................ 23,600 819,083
MINEBEA MITSUMI, Inc. ................... 35,100 1,005,310
Mitsubishi Estate Co. Ltd. ................... 110,500 2,792,085
Mitsubishi HC Capital, Inc. ................... 91,500 748,153
Mitsubishi UFJ Financial Group, Inc. ............ 1,147,200 21,560,308
Mitsui Fudosan Co. Ltd. .................... 264,400 2,530,932
Mitsui Kinzoku Co. Ltd. ..................... 5,800 1,880,287
Mizuho Financial Group, Inc. ................. 254,000 11,416,276
MS&AD Insurance Group Holdings, Inc. ......... 128,500 3,438,780
Murata Manufacturing Co. Ltd. ................ 174,100 10,965,629
NEC Corp. ............................. 131,300 3,403,281
Nintendo Co. Ltd. ......................... 117,500 5,257,991
Nippon Building Fund, Inc. ................... 723 578,300
Nippon Paint Holdings Co. Ltd. ................ 99,800 661,656
Nippon Sanso Holdings Corp. ................ 18,400 713,024
Nitori Holdings Co. Ltd. ..................... 43,700 717,669
Nitto Denko Corp. ........................ 73,100 1,369,880
Nomura Research Institute Ltd. ............... 39,600 1,268,555
NTT, Inc. .............................. 3,234,700 3,034,886
Obayashi Corp. .......................... 66,500 1,349,642
Oriental Land Co. Ltd. ..................... 119,000 1,711,296
Otsuka Corp. ........................... 23,300 423,497
Otsuka Holdings Co. Ltd. ................... 45,100 3,313,497
Pan Pacific International Holdings Corp. ......... 208,500 1,145,522
Rakuten Group, Inc.
(a)
...................... 149,700 699,774
Recruit Holdings Co. Ltd. ................... 142,200 9,509,005
Renesas Electronics Corp. .................. 185,500 5,163,893

iShares
®
ESG Advanced MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Resona Holdings, Inc. ..................... 223,300 $ 2,850,506
Resonac Holdings Corp. .................... 18,700 2,198,138
Ryohin Keikaku Co. Ltd. .................... 54,800 1,336,065
Sanrio Co. Ltd. .......................... 99,100 532,756
SBI Holdings, Inc. ........................ 61,400 1,123,307
SCREEN Holdings Co. Ltd. .................. 16,400 1,144,013
Secom Co. Ltd. .......................... 43,500 1,734,373
Seibu Holdings, Inc. ....................... 20,200 357,938
Sekisui House Ltd. ........................ 57,900 1,215,637
Shimizu Corp. ........................... 51,400 863,460
Shin-Etsu Chemical Co. Ltd. ................. 176,400 8,562,928
Shionogi & Co. Ltd. ....................... 81,900 1,540,361
Shiseido Co. Ltd. ......................... 43,700 770,480
SMC Corp. ............................. 5,800 2,522,570
SoftBank Corp. .......................... 3,096,500 4,183,571
SoftBank Group Corp. ..................... 398,100 18,727,444
Sompo Holdings, Inc. ...................... 87,000 3,214,839
Sumitomo Metal Mining Co. Ltd. ............... 25,900 1,468,312
Sumitomo Mitsui Financial Group, Inc. ........... 390,800 14,253,598
Sumitomo Mitsui Trust Group, Inc. ............. 69,500 2,394,086
Sumitomo Realty & Development Co. Ltd. ........ 63,200 1,474,032
Suntory Beverage & Food Ltd. ................ 14,100 380,868
Suzuki Motor Corp. ....................... 165,900 2,054,516
T&D Holdings, Inc. ........................ 46,900 1,233,639
Taisei Corp. ............................ 15,000 1,314,497
TDK Corp. ............................. 202,300 5,240,038
Terumo Corp. ........................... 144,100 2,166,819
Toho Co. Ltd. ........................... 56,900 439,080
Tokio Marine Holdings, Inc. .................. 192,300 8,539,344
Tokyo Electron Ltd. ....................... 48,100 16,131,511
TOPPAN Holdings, Inc. ..................... 23,000 658,814
Toray Industries, Inc. ...................... 135,400 1,012,221
Unicharm Corp. .......................... 124,200 739,437
West Japan Railway Co. .................... 39,900 658,103
Yamaha Motor Co. Ltd. ..................... 99,600 819,630
Yokohama Financial Group, Inc. ............... 105,600 1,076,152
338,678,825
a
Netherlands  —  10 .0%
ABN AMRO Bank N.V., CVA ................. 65,518 2,603,772
Adyen N.V.
(a) (b)
........................... 2,852 3,123,987
Aegon Ltd. ............................. 128,054 1,086,165
AerCap Holdings N.V. ...................... 17,459 2,433,610
Akzo Nobel N.V. ......................... 16,639 1,262,818
ASM International N.V. ..................... 5,020 5,237,943
ASML Holding N.V. ....................... 41,636 67,322,616
ASR Nederland N.V. ....................... 16,780 1,256,123
BE Semiconductor Industries N.V. ............. 7,548 2,499,186
CVC Capital Partners PLC
(b)
................. 25,509 407,745
DSM-Firmenich AG ....................... 17,594 1,478,447
ING Groep N.V. .......................... 317,649 9,839,311
InPost SA
(a)
............................. 26,782 480,096
Koninklijke KPN N.V. ...................... 404,460 2,106,889
Magnum Ice Cream Co. N.V. (The)
(a)
............ 51,526 835,148
NN Group N.V. .......................... 27,635 2,306,867
Prosus N.V.
(a)
........................... 141,260 6,424,442
Universal Music Group N.V. .................. 108,358 2,432,196
Wolters Kluwer N.V. ....................... 24,506 1,742,294
114,879,655
a
New Zealand  —  0 .3%
Auckland International Airport Ltd. ............. 177,533 879,230
Fisher & Paykel Healthcare Corp. Ltd. ........... 62,856 1,403,645
Infratil Ltd. ............................. 98,339 925,450
Security Shares Value
a
New Zealand (continued)
Meridian Energy Ltd. ...................... 156,127 $ 548,059
3,756,384
a
Norway  —  0 .6%
DNB Bank ASA .......................... 88,124 2,740,515
Gjensidige Forsikring ASA ................... 21,865 603,157
Mowi ASA .............................. 46,481 1,024,136
Orkla ASA .............................. 75,087 791,337
Salmar ASA ............................ 7,129 442,895
Yara International ASA ..................... 16,331 888,041
6,490,081
a
Portugal  —  0 .2%
Banco Comercial Portugues SA , Class R ......... 845,150 957,316
EDP Renovaveis SA ....................... 36,624 605,568
Jeronimo Martins SGPS SA .................. 31,814 673,878
2,236,762
a
Singapore  —  2 .3%
CapitaLand Ascendas REIT .................. 523,433 1,025,809
CapitaLand Integrated Commercial Trust ......... 732,839 1,304,420
CapitaLand Investment Ltd. .................. 292,200 581,330
DBS Group Holdings Ltd. ................... 202,520 9,975,699
Grab Holdings Ltd. , Class A
(a) (c)
................ 270,073 956,058
Oversea-Chinese Banking Corp. Ltd. ........... 359,700 6,602,084
Singapore Airlines Ltd. ..................... 200,000 1,062,471
Singapore Exchange Ltd. ................... 82,100 1,407,494
United Overseas Bank Ltd. .................. 132,800 3,912,564
26,827,929
a
Spain  —  1 .8%
Acciona SA ............................. 2,648 759,626
Aena SME SA
(b)
.......................... 81,010 2,350,595
Amadeus IT Group SA ..................... 47,218 3,012,126
Banco de Sabadell SA ..................... 522,215 1,765,644
Bankinter SA ............................ 71,387 1,199,348
CaixaBank SA ........................... 382,712 5,167,212
Cellnex Telecom SA
(b)
...................... 51,722 1,730,756
Ferrovial N.V. ........................... 51,949 3,553,241
International Consolidated Airlines Group SA , Class DI 124,313 715,874
Mapfre SA ............................. 106,914 499,937
Redeia Corp. SA ......................... 7,817 134,304
20,888,663
a
Sweden  —  5 .0%
AddTech AB , Class B ...................... 27,827 991,818
Assa Abloy AB , Class B .................... 103,724 3,724,585
Beijer Ref AB , Class B ..................... 42,212 586,511
Boliden AB ............................. 30,747 1,914,544
Epiroc AB , Class A ........................ 67,197 1,987,919
Epiroc AB , Class B ........................ 40,395 1,031,337
Essity AB , Class B ........................ 61,345 1,720,535
Fastighets AB Balder , Class B
(a)
............... 63,733 365,059
Hexagon AB , Class B ...................... 216,486 1,986,150
Indutrade AB ............................ 28,950 605,120
Investment AB Latour , Class B ................ 13,535 291,874
Investor AB , Class B ....................... 189,607 7,791,225
Lifco AB , Class B ......................... 20,309 652,288
Millicom International Cellular SA
(a)
............. 9,679 826,199
Nibe Industrier AB , Class B .................. 150,046 586,447
Nordea Bank Abp ........................ 328,813 6,300,020
Octave Intelligence PLC
(a)
................... 21,820 371,973
Sagax AB , Class B ........................ 20,048 361,415
Sandvik AB ............................. 110,507 4,494,347
Securitas AB , Class B ...................... 47,620 794,714
Skandinaviska Enskilda Banken AB , Class A ...... 159,185 3,181,271

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Sweden (continued)
Skanska AB , Class B ...................... 34,734 $ 939,727
SKF AB , Class B ......................... 36,342 953,230
Spotify Technology SA
(a)
.................... 15,794 7,860,358
Svenska Cellulosa AB SCA , Class B ............ 66,861 735,476
Svenska Handelsbanken AB , Class A ........... 143,127 2,112,622
Swedish Orphan Biovitrum AB
(a)
............... 18,894 903,967
Tele2 AB , Class B ........................ 58,780 1,103,267
Telia Co. AB ............................ 236,960 1,270,634
Verisure PLC
(a)
.......................... 23,035 307,101
56,751,733
a
Switzerland  —  10 .1%
ABB Ltd. , Registered ...................... 168,353 18,001,536
Alcon AG .............................. 53,506 3,560,151
Banque Cantonale Vaudoise , Registered ......... 3,382 508,907
Barry Callebaut AG , Registered ............... 395 608,990
Belimo Holding AG , Registered ............... 1,053 1,111,467
Galderma Group AG ....................... 19,622 4,151,059
Geberit AG , Registered ..................... 3,522 2,307,584
Givaudan SA , Registered ................... 995 3,691,529
Helvetia Baloise Holding AG ................. 8,360 2,169,371
Julius Baer Group Ltd. ..................... 23,847 1,950,824
Kuehne + Nagel International AG , Registered ...... 4,933 1,137,019
Lonza Group AG , Registered ................. 7,511 4,797,364
Novartis AG , Registered .................... 196,311 29,527,147
Partners Group Holding AG .................. 2,397 2,529,002
Sandoz Group AG ........................ 44,420 3,735,212
Schindler Holding AG , Participation Certificates , NVS 4,265 1,435,786
Schindler Holding AG , Registered .............. 2,354 770,468
SGS SA , Registered ....................... 17,476 1,986,237
Sika AG , Registered ....................... 16,417 3,204,324
Sonova Holding AG , Registered ............... 5,419 1,430,455
Straumann Holding AG , Registered ............. 12,003 1,450,512
Swiss Life Holding AG , Registered ............. 2,990 3,246,144
Swiss Prime Site AG , Registered .............. 7,801 1,307,663
Swiss Re AG ............................ 31,981 4,791,919
Swisscom AG , Registered ................... 2,763 2,364,968
VAT Group AG
(b)
......................... 2,892 2,258,034
Zurich Insurance Group AG .................. 16,009 11,368,606
115,402,278
a
United Kingdom  —  5 .4%
3i Group PLC ........................... 106,242 3,226,548
Admiral Group PLC ....................... 28,153 1,245,730
Airtel Africa PLC
(b)
........................ 82,157 387,920
Antofagasta PLC ......................... 37,783 2,081,368
Associated British Foods PLC ................ 31,718 776,180
Aviva PLC ............................. 325,642 2,680,470
Bunzl PLC ............................. 34,870 1,102,457
Coca-Cola HBC AG , Class DI
(a)
............... 22,072 1,266,149
Compass Group PLC ...................... 182,653 5,857,732
Endeavour Mining PLC ..................... 22,056 1,355,707
Halma PLC ............................. 39,808 2,502,247
Informa PLC ............................ 135,957 1,477,103
InterContinental Hotels Group PLC ............. 14,892 2,283,706
Intertek Group PLC ....................... 16,463 1,170,085
Kingfisher PLC .......................... 170,528 658,436
Land Securities Group PLC .................. 73,574 621,154
Legal & General Group PLC ................. 567,666 2,066,299
London Stock Exchange Group PLC ............ 48,407 5,857,212
M&G PLC .............................. 244,054 1,034,389
Pearson PLC ........................... 51,308 762,663
Prudential PLC .......................... 276,513 3,934,103
RELX PLC ............................. 191,642 6,254,048
Rentokil Initial PLC ........................ 273,496 1,643,401
Security Shares Value
a
United Kingdom (continued)
Sage Group PLC (The) ..................... 99,733 $ 1,128,208
Schroders PLC .......................... 91,029 713,138
Segro PLC ............................. 128,393 1,244,618
Severn Trent PLC ........................ 29,330 1,169,502
Smiths Group PLC ........................ 32,697 1,079,481
Standard Life PLC ........................ 71,832 747,360
Sunbelt Rentals Holdings, Inc. ................ 45,117 3,536,056
United Utilities Group PLC ................... 80,341 1,454,144
Wise Group PLC , Class A
(a)
.................. 75,119 941,060
62,258,674
a
United States  —  0 .4%
Nebius Group N.V. , Class A
(a)
................. 21,639 5,000,556
a
Total Common Stocks — 99.0%
(Cost: $ 938,915,276 ) ................................ 1,134,244,956
a
Preferred Stocks
Germany  —  0 .2%
Henkel AG & Co. KGaA , Preference Shares , NVS ... 16,206 1,257,901
Sartorius AG , Preference Shares , NVS .......... 2,654 756,490
a
Total Preferred Stocks — 0.2%
(Cost: $ 2,252,620 ) .................................. 2,014,391
a
Rights
Spain  —  0 .0%
EDP Renewables SA (Expires 06/08/26 )
(a)
........ 34,221 4,950
a
Total Rights — 0.0%
(Cost: $ 4,982 ) ..................................... 4,950
a
Total Long-Term Investments — 99.2%
(Cost: $ 941,172,878 ) ................................ 1,136,264,297
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 1,500,106 1,500,556
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 3,053,627 3,053,627
a
Total Short-Term Securities — 0.4%
(Cost: $ 4,554,116 ) .................................. 4,554,183
Total Investments —  99.6%
(Cost: $ 945,726,994 ) ................................ 1,140,818,480
Other Assets Less Liabilities — 0 .4% ...................... 4,133,992
Net Assets — 100.0% ................................. $ 1,144,952,472
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
ESG Advanced MSCI EAFE ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 505,859  $ 994,775
(a)
$ —  $ (146) $ 68  $ 1,500,556  1,500,106  $ 10,600
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 130,000  2,923,627
(a)
—  —  —  3,053,627  3,053,627  15,439  —
$ —  $ (146) $ 68
$ 4,554,183
$ 26,039  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ...................................................................... 156 06/11/26 $ 3,874 $ 61,343
Euro STOXX 50 Index .................................................................. 83 06/19/26 5,871 94,444
$ 155,787

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Advanced MSCI EAFE ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 46,292,125  $ 1,087,952,831  $ —  $ 1,134,244,956
Preferred Stocks ......................................... —  2,014,391  —  2,014,391
Rights ................................................ 4,950  —  —  4,950
Short-Term Securities
Money Market Funds ...................................... 4,554,183  —  —  4,554,183
$ 50,851,258  $ 1,089,967,222  $ —  $ 1,140,818,480
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 155,787  $ —  $ —  $ 155,787
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)